Investments (Details)	Mar. 31, 2011 Tachyon Technology Private Limited [Member]	Oct. 08, 2012 Imere Technology Private Limited [Member]	Dec. 19, 2011 Eterno Infotech Private Limited [Member]	Mar. 31, 2010 Bigslick Infotech Private Limited [Member]
Schedule of Equity Method Investments [Line Items]
Percent of ownership of equity shares	26.00%	44.00%	43.00%	37.00%